Financial Instruments - Level 3 Reconciliation (Details) - Level 3 - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	¥ 0
Balance	0	¥ 47,789
Additions arising from business combinations	6,183
Gain recognized as finance income	587
Loss recognized as changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(4,060)
Purchases	12,253
Sales	(1,844)
Transfers to Level 1	(111)
Other	5
Ending balance	¥ 60,802
Adoption of IFRS 9
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance		¥ 47,789